RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details)	12 Months Ended		35 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Apr. 23, 2014 a	Aug. 22, 2012 USD ($)	Apr. 23, 2012 USD ($)
Operating Leased Assets [Line Items]
Area of land leased | a				1,000
Operating leases, net rent expense	$ 49,000	$ 156,400
Sutter Buttes Llc [Member]
Operating Leased Assets [Line Items]
Advance payment to related party			$ 250,000
Advance payment on related party lease		10,413
Term of operating lease	24 months
Operating leases, net rent expense		$ 125,000
Carlson Lease [Member]
Operating Leased Assets [Line Items]
Payments for rent per month	$ 2,300
Security deposit						$ 1,500
Sacramento Lease [Member]
Operating Leased Assets [Line Items]
Payments for rent per month	$ 1,000
Security deposit					$ 1,000